Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

November 3, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Aspiriant Risk-Managed Real Asset Fund (811-23616, 333-[ ])

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of the Aspiriant Risk-Managed Real Asset Fund. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (215) 988-2641 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Thomas J. Keefe
Thomas J. Keefe